LONG-TERM ACCOUNTS RECEIVABLE (Details)		12 Months Ended
	Aug. 18, 2022 CNY (¥) customer	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Aug. 18, 2022 USD ($)	Aug. 18, 2022 CNY (¥)
LONG-TERM ACCOUNTS RECEIVABLE
Long-term accounts receivable		$ 5,379,311	$ 5,527,682		$ 7,522,188
Number of customers whose accounts receivable are sold | customer	144
Aggregated amount of accounts receivable sold | ¥	¥ 65,776,506
Amount payable by buyer of accounts receivable | ¥						¥ 62,487,681
Percentage of transferred accounts receivable value payable by buyer	95.00%
Gain on accounts receivable factoring		832,836	1,630,442	$ 1,602,500
Interest expense of accounts receivable factoring		(478,733)	359,051	1,151,453
Interest expense		$ 478,733	$ 359,051	$ 1,151,453